Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (33,890)	$ (2)	$ (19,908)	$ (9)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Restricted Stock issued for services	8,378	0	10,772	0
Warrants issued for services	0	0	2,529	0
Employee stock options - share based compensation	1,930	0
Common stock and warrants issued to Sillerman in connection with private placement	19,456	0	0	0
Depreciation	97	0	4	0
Interest income notes receivable from shareholders	(35)	0	0	0
Changes in operating assets and liabilities:
Other Receivables	(38)	0	(29)	0
Prepaid Expenses	(87)	0	(46)	0
Accounts payable and accrued expenses	515	2	1,027	9
Other liabilities	47	0	6	0
Net Cash Used in Operating Activities	(3,627)	0	(5,645)	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Equipment	(105)	0	(83)	0
Increase in Restricted Cash	0	0	(695)	0
Investment in Interests in Corporate Jet	0	0	(235)	0
Watchpoints acquisitions	(2,620)	0	0	0
Capitalized Software Costs	(744)	0	(317)	0
Net Cash Used in Investing Activities	(3,469)	0	(1,330)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Common Stock and warrants for Cash	33,413	0	10,769	0
Payments on loan	(12)	0	0	0
Net Cash from Financing Activities	33,401	0	10,769	0
NET INCREASE IN CASH	26,305	0	3,794	0
Cash at Beginning of Period	3,794	0	0	0
Cash at End of Period	30,099	0	3,794	0
Supplemental Cash Flow Information:
Cash paid during the year for interest	14	0	0	0
Non-Cash Financing Activities:
Issuance of shares relating to payment of a portion of the debt due to J. Howard, Inc.	0	0	8	0
Corporate Jet Information: Purchase of a 9.375% interest in a G-IV jet.	336	0	1,276	0
Stock issued for promissory notes	0	0	3,380	0
Stock issued for Watchpoints acquisition	$ 1,600	$ 0